Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Noncontrolling interests
The following schedule discloses the effects of Net income attributable to TDS shareholders and changes in TDS’ ownership interest in U.S. Cellular on TDS’ equity for 2018, 2017 and 2016:

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Net income attributable to TDS shareholders	$135	$153	$43
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(30)	(12)	(16)
Change in TDS’ Capital in excess of par value from U.S. Cellular’s repurchase of U.S. Cellular shares	—	—	1
Net transfers (to) from noncontrolling interests	(30)	(12)	(15)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	$105	$141	$28